UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811-2410

                           DREYFUS LIQUID ASSETS, INC.
                (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 922-6832


Date of fiscal year end:   12/31

Date of reporting period:  06-30-03

                                  FORM N-CSR


ITEM 1. REPORTS TO STOCKHOLDERS.

      Dreyfus

      Liquid Assets, Inc.

      SEMIANNUAL REPORT June 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             9   Statement of Assets and Liabilities

                            10   Statement of Operations

                            11   Statement of Changes in Net Assets

                            12   Financial Highlights

                            13   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus

                                                            Liquid Assets, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Liquid Assets, Inc. covers the six-month period from January 1, 2003, through June 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Patricia A. Larkin.

The first half of 2003 was a challenging year for money market funds. In its ongoing attempts to stimulate renewed economic growth, the Federal Reserve Board reduced a key short-term interest rate to just 1% in June, and yields of money market funds fell to historical lows. As a result, maintaining a steady stream of current income from investments in money market securities has become a
challenge    for    many    investors.

Nonetheless, we believe that it is important for investors to remember that money market funds have continued to achieve their objective of preserving shareholders' capital, although the preservation of capital is not guaranteed. For emergency reserves and money earmarked for near-term needs, we believe money market funds can play an important role in creating a diversified portfolio. However, if you seek to maximize current income from your long-term savings, your financial advisor may be able to recommend higher-yielding alternatives that are right for you in today's low interest-rate environment.

Thank you for your continued confidence and support.

Sincerely,


Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2003




DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did Dreyfus Liquid Assets, Inc. perform during the period?

For the six-month period ended June 30, 2003, the fund produced an annualized yield of 0.72% . Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.73% for the same period.(1)

The fund' s modest returns are the result of declining interest rates in a persistently sluggish economy.

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities. These include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, short-term securities issued by domestic or foreign branches of U.S. banks, repurchase agreements, asset-backed securities, commercial paper and other short-term obligations of U.S. issuers.

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

What other factors influenced the fund's performance?

When the reporting period began, the U.S. economy continued to struggle, as evidenced by the fourth quarter 2002 GDP annualized growth rate of just 1.4%. During the first quarter of 2003, the economy sent mixed signals, but hopes of a more robust economic rebound faded as geopolitical tensions mounted, culminating in the war in Iraq.
                                                                        The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

Fear of war caused many businesses and consumers to postpone their spending plans, and consumer confidence fell to new lows. On the other hand, home sales rose, fueled by low mortgage rates, and manufacturing expanded modestly. For its part, the Federal Reserve Board (the "Fed" ) kept the federal funds rate unchanged at 1.25%.

In March, the Fed indicated that the uncertainty regarding the war with Iraq was so great that it could not adequately assess prevailing economic risks. However, as the conflict progressed, investors became more optimistic and money market yields rose at the longer end of the curve.

After the war began winding down in April, investors' attention returned to the weak U.S. economy. The manufacturing sector contracted in April, and the unemployment rate rose to 6%, suggesting lingering caution among businesses reluctant to resume hiring and production. In addition, uncertainty remained as to the prospects for continued spending among consumers, as revised estimates of U.S. economic growth for the first quarter of 2003 came in at a relatively disappointing 1.4%.

In May, the economy showed signs of gradual improvement. A key purchasing index rose significantly over the previous month' s levels, suggesting that the manufacturing sector may be improving and the worst may be over. Consumer confidence rebounded to its highest levels in almost a year, indicating that consumers were becoming increasingly optimistic about the future. These encouraging signs were supported by other potentially constructive factors, including gains in the stock market, low inflation, declining oil prices, rising productivity and pending tax cuts. However, at its meeting in early May, the Fed adopted a relatively cautious stance, saying that economic risks were "weighted toward weakness for the foreseeable future."


In June, signs emerged of stronger consumer confidence supported by stronger existing and new home sales. In addition, the ISM Non-Manufacturing Index rose more than expected, spurring an improvement in market sentiment. On the other hand, the unemployment rate rose to 6.4%, its highest level in nine years.

Most investors expected the Fed to reduce interest rates further at its meeting in late June. The Fed did not disappoint them, cutting rates for the thirteenth time since January 2001 and driving the federal funds rate down 25 basis points to 1% . However, because the Fed did not cut rates by 50 basis points as some investors had expected, money market yields rose in the wake of the Fed's announcement.

What is the fund's current strategy?

We remain cautious regarding the prospects for a quick pickup in economic growth. We believe that more solid evidence is required to support a sustainable rebound in economic activity among consumers and businesses.

Because it has made little sense to us to lock in today's low yields for an extended period, we have allowed the fund's weighted average maturity to shorten gradually. Of course, we are prepared to alter our current strategy should economic data necessitate a change.

July 15, 2003

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                             The Fund

STATEMENT OF INVESTMENTS

June 30, 2003 (Unaudited)

STATEMENT OF INVESTMENTS

                                                                                            Principal
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--21.2%                                             Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

American Express Centurion Bank

   1.25%, 7/2/2003                                                                          150,000,000              150,000,000

Citibank N.A.

   1.00%, 9/10/2003                                                                          58,000,000               58,012,541

First Tennessee Bank N.A.

   1.21%, 7/31/2003                                                                         150,000,000              150,000,000

Harris Trust & Savings Bank

   2.07%, 8/19/2003                                                                          75,000,000               74,999,002

M&I Marshall & Ilsley Bank Milwaukee,WI

   1.05%, 1/30/2004                                                                         200,000,000  (a)         200,000,000

U.S. Bank N.A.

   2.00%, 8/22/2003                                                                         100,000,000              100,000,000

Wachovia Bank, N.A.

   1.05%, 10/20/2003                                                                        150,000,000  (a)         150,000,000

Wilmington Trust Co.

   1.01%--1.50%, 9/10/2003--11/12/2003                                                      265,000,000              265,010,419

TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT

   (cost $1,148,021,962)                                                                                           1,148,021,962

COMMERCIAL PAPER--37.0%
------------------------------------------------------------------------------------------------------------------------------------

Bank of America Corp.

   1.23%, 7/10/2003                                                                         100,000,000               99,969,250

Barclays U.S. Funding Corp.

   .93%, 8/25/2003                                                                          100,000,000               99,857,917

Bear Stearns Cos. Inc.

   1.20%, 8/22/2003                                                                          40,000,000               39,930,667

Bear Stearns Cos. Inc.

   1.05%, 1/16/2004                                                                          50,000,000  (a)          50,000,000

Canadian Imperial Holdings Inc.

   1.20%--1.32%, 7/9/2003--8/25/2003                                                        150,000,000              149,802,100

Citigroup Global Market Holdings Inc.

   1.23%, 7/1/2003                                                                          150,000,000              150,000,000

Deutsche Bank Financial LLC Inc.

   1.31%, 7/2/2003                                                                          250,000,000              249,990,972

FCAR Owner Trust

   1.25%, 7/15/2003                                                                         110,000,000              109,946,528

General Electric Capital Corp.

   1.12%--1.22%, 8/4/2003--10/6/2003                                                        225,000,000              224,600,834

ING America Insurance Holdings Inc.

   1.24%, 7/18/2003                                                                          50,000,000               49,970,722


                                                                                            Principal
COMMERCIAL PAPER (CONTINUED)                                                               Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ING (U.S.) Funding LLC

   1.30%, 7/14/2003                                                                          50,000,000               49,976,708

Lehman Brothers Holdings Inc.

   1.06%, 10/17/2003--1/5/2004                                                              135,000,000              135,000,000

Nordea North America Inc.

   1.01%, 8/18/2003                                                                         150,000,000              149,799,000

Societe Generale N.A. Inc.

   1.10%--1.20%, 8/7/2003--10/6/2003                                                        250,000,000              249,602,444

Unicredit (DE) Inc.

   1.20%--1.27%, 7/7/2003--7/23/2003                                                        200,000,000              199,922,056

TOTAL COMMERCIAL PAPER

   (cost $2,008,369,198)                                                                                           2,008,369,198

CORPORATE NOTES--4.2%
------------------------------------------------------------------------------------------------------------------------------------

General Electric Capital Corp.

   1.42%, 10/22/2003                                                                         25,000,000  (a)          25,011,628

Lehman Brothers Holdings Inc.

   1.12%--1.29%, 8/1/2003--9/12/2003                                                         80,000,000  (a)          80,010,715

Merrill Lynch & Co. Inc.

   1.07%, 11/19/2003                                                                         50,000,000  (a)          50,011,731

Sigma Finance Inc.

   1.09%, 7/25/2003                                                                          75,000,000  (a,b)        75,000,000

TOTAL CORPORATE NOTES

   (cost $230,034,074)                                                                                               230,034,074

PROMISSORY NOTES--4.6%
------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group Inc.

  1.22%--1.95%, 9/16/2003--1/21/2004

   (cost $250,000,000)                                                                      250,000,000  (c)         250,000,000

SHORT-TERM BANK NOTES--16.2%
------------------------------------------------------------------------------------------------------------------------------------

Bank One N.A.

   1.05%, 2/24/2004--3/4/2004                                                               250,000,000  (a)         249,983,507

M&I Marshall & Ilsley Bank Milwaukee,WI

   1.05%, 3/12/2004                                                                          50,000,000  (a)          49,994,733

National City Bank

   1.53%--1.60%, 11/21/2003--12/5/2003                                                      125,000,000              125,004,686

National City Bank

   1.05%, 9/23/2003                                                                         155,000,000  (a)         154,992,866

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                            Principal
SHORT-TERM BANK NOTES (CONTINUED)                                                          Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Wells Fargo Bank N.A.

   1.05%, 8/13/2003--1/15/2004                                                              300,000,000  (a)         300,001,178

TOTAL SHORT-TERM BANK NOTES

   (cost $879,976,970)                                                                                               879,976,970

U.S. GOVERNMENT AGENCIES--17.3%
------------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Banks, Discount Notes

   .95%--1.39%, 7/1/2003--7/14/2004                                                         663,784,000              663,784,000

Federal National Mortgage Association, Discount Notes

   1.15%, 7/27/2004                                                                          40,000,000               40,000,000

Federal National Mortgage Association,
   Floating Rate Notes

   1.01%--1.03%, 6/17/2004--1/10/2005                                                       225,000,000  (a)         224,852,890

Student Loan Marketing Association, Discount Notes

   .95%, 7/1/2003                                                                             7,913,000                7,913,000

TOTAL U.S. GOVERNMENT AGENCIES

   (cost $936,549,890)                                                                                               936,549,890

TIME DEPOSITS--3.7%
------------------------------------------------------------------------------------------------------------------------------------

HSBC Bank USA (Grand Cayman)

  1.25%, 7/1/2003

   (cost $200,000,000)                                                                      200,000,000              200,000,000

TOTAL INVESTMENTS (cost $5,652,952,094)                                                          104.2%            5,652,952,094

LIABILITIES, LESS CASH AND RECEIVABLES                                                           (4.2%)            (230,290,853)

NET ASSETS                                                                                       100.0%            5,422,661,241


(A) VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B) SECURITY EXEMPT FROM REGISTRATION, UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THIS SECUIRITY MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT JUNE 30, 2003, THIS SECURITY AMOUNTED TO $75,000,000 OR 1.4% OF NET ASSETS.

(C) THESE NOTES WERE ACQUIRED FOR INVESTMENT, AND NOT WITH THE INTENT TO DISTRIBUTE OR SELL. SECURITIES RESTRICTED AS TO PUBLIC RESALE. THESE SECURITIES WERE ACQUIRED FROM 9/16/2002 TO 4/29/2003 AT A COST OF $250,000,000. AT JUNE 30, 2003, THE AGGREGATE VALUE OF THESE SECURITIES WAS $250,000,000 REPRESENTING 4.6% OF NET ASSETS AND ARE VALUED AT AMORTIZED COST.

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

                                                            Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                        5,652,952,094  5,652,952,094

Cash                                                                  4,439,308

Interest receivable                                                  13,642,917

Prepaid expenses                                                        161,058

                                                                  5,671,195,377
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                         3,290,279

Payable for investment securities purchased                         214,867,455

Payable for shares of Common Stock redeemed                          29,438,835

Accrued expenses                                                        937,567

                                                                    248,534,136
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    5,422,661,241
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   5,422,694,482

Accumulated net realized gain (loss) on investments                    (33,241)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    5,422,661,241
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(25 billion shares of $.001 par value Common Stock authorized)    5,423,569,927

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     40,258,059

EXPENSES:

Management fee--Note 2(a)                                           13,317,136

Shareholder servicing costs--Note 2(b)                               5,697,981

Prospectus and shareholders' reports                                   185,946

Custodian fees                                                         118,391

Directors' fees and expenses--Note 2(c)                                112,860

Registration fees                                                       75,569

Professional fees                                                       34,702

Miscellaneous                                                           41,679

TOTAL EXPENSES                                                      19,584,264

INVESTMENT INCOME--NET, REPRESENTING NET INCREASE
  IN NET ASSETS RESULTING FROM OPERATIONS                           20,673,795

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                            June 30, 2003           Year Ended
                                              (Unaudited)    December 31, 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         20,673,795         100,146,887

Net realized gain (loss) from investments              --            (24,768)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   20,673,795        100,122,119
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                       (20,673,795)        (100,146,887)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold               1,500,708,988       4,654,849,182

Dividends reinvested                            8,121,911          35,339,535

Cost of shares redeemed                    (2,318,784,489)     (5,060,883,995)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS           (809,953,590)       (370,695,278)

TOTAL INCREASE (DECREASE) IN NET ASSETS      (809,953,590)       (370,720,046)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         6,232,614,831        6,603,334,877

END OF PERIOD                               5,422,661,241        6,232,614,831

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                Six Months Ended
                                   June 30, 2003                                       Year Ended December 31,
                                                             ----------------------------------------------------------------------
                                      (Unaudited)            2002            2001            2000            1999             1998
-----------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                       1.00            1.00            1.00            1.00            1.00             1.00

Investment Operations:

Investment income--net                        .004            .015            .039            .057            .045             .049

Distributions:

Dividends from
   investment income--net                    (.004)          (.015)          (.039)          (.057)          (.045)           (.049)

Net asset value,
   end of period                             1.00            1.00            1.00            1.00            1.00             1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                              .73(a)         1.47            4.01            5.85            4.59             4.97
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                      .69(a)          .64             .66             .72             .74              .74

Ratio of net investment
   income to average
   net assets                                 .73(a)         1.47            3.87            5.73            4.49             4.85

Decrease reflected in above
   expense ratios due to
   undertakings by The
   Dreyfus Corporation                         --              --             --              --              --               .01
------------------------------------------------------------------------------------------------------------------------------------

Net Assets,
   end of period
   ($ x 1,000)                          5,422,661       6,232,615        6,603,335       6,027,009       5,399,204        5,384,532

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Liquid Assets, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act" ), as a diversified open-end management investment company. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the "Manager") serves as the fund' s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund' s statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investment, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund receives net earnings credits based on available cash balances left on deposit.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the fund' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $39,521 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2002. If not applied, $5,642 of the carryover expires in fiscal 2008, $9,111 expires in fiscal 2009 and $24,768 expires in fiscal 2010.


The tax character of distributions paid to shareholders during the fiscal period ended December 31, 2002 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is based on the value of the fund's average daily net assets and is computed at the following annual rates: 1/2 of 1% of the first $1.5 billion; 48/100ths of 1% of the next $500 million; 47/100ths of 1% of the next $500 million; and 45/100ths of 1% over $2.5 billion. The fee is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1% of the value of the fund's average net assets, the Manager will refund to the fund, or bear, the excess over 1%. During the period ended
June  30,  2003,  there  was no expense reimbursement pursuant to the Agreement.

(B) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2003, the fund was charged $2,228,944 pursuant to the Shareholder Services Plan.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2003, the fund was charged $971,900 pursuant to the transfer agency agreement.

(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Through December 31, 2002, each Board member who is not an "affiliated person" as defined in the Act, received an annual fee of $45,000, an attendance fee of $5,000 for each in-person meeting and $500 for telephone meetings. Effective January 1, 2003, the number of funds in the Fund Group comprising the fund increased, and the annual fee was increased to $60,000 while the attendance fee was increased to $7,500 for each in-person meeting. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets. The Chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.


                   For More Information

                        Dreyfus
                        Liquid Assets, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166



To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  039SA0603


ITEM 2.     CODE OF ETHICS.

                    Not applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

                    Not applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                    Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

                    Not applicable.

ITEM 6.     [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                    Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS LIQUID ASSETS, INC.

By:   /S/STEPHEN E. CANTER
      -----------------------
      Stephen E. Canter
      Chief Executive Officer

Date:  September 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/STEPHEN E. CANTER
      -----------------------
      Stephen E. Canter
      Chief Executive Officer

Date:  September 3, 2003

By:   /S/JAMES WINDELS
      -----------------------
      James Windels
      Chief Financial Officer

Date:  September 3, 2003


                                EXHIBIT INDEX

            (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

            (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)